Reserves - Schedule of Movements in Other Reserves (Details) - Other reserves [member] - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Other Reserves [Line Items]
Balance	$ 844,198	$ 720,019	$ (53,875)
Foreign currency movements	(35,540)	240	(16,377)
Fair value movements in FVOCI investments	11,604	(124,419)	(757,517)
Balance	$ 868,134	$ 844,198	$ 720,019